Subsequent events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Nov. 12, 2020	Jan. 31, 2023
WISeKey International Holding AG
Subsequent Event [Line Items]
Line of Credit Facility, Description	to be drawn down over six months from the date of the commitment, in instalments of between USD 1 million and USD 1.5 million
Line of Credit Facility, Interest Rate During Period	3.00%
Subsequent Event | the "Group" | Line of Credit
Subsequent Event [Line Items]
Long-Term Line of Credit		$ 5,000
Line of Credit Facility, Description		instalments of no more than USD 1 million each
Line of Credit Facility, Interest Rate During Period		2.50%
Debt Instrument, Maturity Date		Dec. 31, 2024
Subsequent Event | WISeKey International Holding AG | Common Stock
Subsequent Event [Line Items]
Shares issued to parent		7,501,400
Subsequent Event | WISeKey International Holding AG | Class F
Subsequent Event [Line Items]
Shares issued to parent		1,499,700
Price per share		$ 0.05